Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 4,187,473	¥ 5,413,428	¥ 5,739,723
Total expense	[2]	3,914,930	4,250,758	3,477,067
Income (loss) before income tax expense (benefit)		272,543	1,162,670	2,262,656
Net income (loss) attributable to Mitsubishi UFJ Financial Group		202,680	802,332	1,531,127
Total assets at end of fiscal year		297,185,019	292,557,355	280,875,706
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,903,336	2,995,693	3,016,375
Total expense	[2]	2,345,731	2,501,616	2,013,032
Income (loss) before income tax expense (benefit)		(442,395)	494,077	1,003,343
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(365,734)	185,395	410,671
Total assets at end of fiscal year		191,305,636	176,979,064	169,271,280
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	749,513	800,726	715,461
Total expense	[2]	677,548	741,930	515,290
Income (loss) before income tax expense (benefit)		71,965	58,796	200,171
Net income (loss) attributable to Mitsubishi UFJ Financial Group		119,189	173,376	187,354
Total assets at end of fiscal year		46,053,230	52,719,811	46,326,540
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	330,751	326,381	521,440
Total expense	[2]	138,128	205,459	166,892
Income (loss) before income tax expense (benefit)		192,623	120,922	354,548
Net income (loss) attributable to Mitsubishi UFJ Financial Group		216,584	162,620	309,808
Total assets at end of fiscal year		23,821,920	26,194,772	27,718,111
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	818,917	981,076	1,087,444
Total expense	[2]	582,665	661,920	673,066
Income (loss) before income tax expense (benefit)		236,252	319,156	414,378
Net income (loss) attributable to Mitsubishi UFJ Financial Group		102,803	196,712	358,627
Total assets at end of fiscal year		25,255,955	25,019,537	26,193,639
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	384,956	309,552	399,003
Total expense	[2],[3]	170,858	139,833	108,787
Income (loss) before income tax expense (benefit)	[3]	214,098	169,719	290,216
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	129,838	84,229	264,667
Total assets at end of fiscal year	[3]	¥ 10,748,278	¥ 11,644,171	¥ 11,366,136

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.